Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of related party transactions

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Related party transactions included within interest expense:
Interest expense on promissory notes issued to relatives of the CEO of the Company	$324,586	$316,504	$315,926
Interest expenses on loan payable to a company controlled by the VP and immediate family members	$23,315	$—	$—
Borrowing costs (recorded in interest expense) on loan payable to a company controlled by the VP and immediate family members	$72,834	$—	$—
Interest expense on lines of credit payable to the CEO and the VP of the Company	$1,596,667	$1,402,187	$1,464,077
Interest expense related to the grant and/or the modification of stock options held by the CEO and the VP of the Company related to financing provided	$4,004,906	$1,287,834	$—
Interest expense related to stock options granted to the VP of the Company related to the increase of the borrowing limit of a line of credit	$—	$2,137,286	$—

Related party transactions included within selling, general and administration expenses:
Consulting fees to the CEO of the Company accrued on the line of credit available to the Company	$124,800	$249,600	$249,600
Salary and bonus paid to the CEO of the Company	$274,800	$—	$—
Bonus to a director of the Company settled with issuance of ordinary shares	$40,000	$—	$—
Salary for services to the VP of the Company	$43,532	$33,427	$—
Salary for services as Secretary and Chief Legal Counsel of the Company	$8,706	$—	$—
Selling, general and administration expense related to stock options granted to the Chief Legal Counsel of the Company	$304,291	$—	$—
Loss on settlement of debt to a relative of the CEO of the Company	$—	$16,800	$—
Rent paid to a company controlled by the VP and immediate family members	$20,206	$24,390	$—
Stock options granted to a member of the Board of Directors of the Company	$—	$304,692	$—